SEGMENTED DISCLOSURE (Tables)	12 Months Ended
Mar. 31, 2026
Operating segments [Abstract]
Disclosure of geographical areas
Geographic segmentation of revenues is determined based on revenues by customer location. Non-current assets represent property, plant and equipment, right-of-use assets and intangible assets that are attributable to individual geographic segments, based on location of the respective operations.

As at	March 31, 2026
	Right-of-use assets	Property, plant and equipment	Intangible assets
Canada	$41,073	$66,059	$81,747
United States	23,027	79,427	403,402
Germany	25,264	52,814	46,079
Italy	35,927	49,204	132,706
Other Europe	18,539	9,403	35,095
Other	3,224	2,884	5,181
Total Company	$147,054	$259,791	$704,210

As at	March 31, 2025
	Right-of-use assets	Property, plant and equipment	Intangible assets
Canada	$32,751	$67,254	$84,269
United States	22,935	145,788	450,892
Germany	24,485	55,700	46,256
Italy	18,662	44,539	135,217
Other Europe	19,959	9,169	33,724
Other	3,499	2,598	8,173
Total Company	$122,291	$325,048	$758,531

Revenues from external customers for the years ended	March 31 2026	March 31 2025
Canada	$196,407	$131,465
United States	1,273,047	1,036,378
Germany	283,385	251,138
Italy	108,318	87,842
Other Europe	628,691	599,078
Other	483,084	427,387
Total Company	$2,972,932	$2,533,288